Fair Value Measurement (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Risk-free interest rate	0.12%	0.88%
Expected volatility		50.00%
Exchange rate	0.7724	0.75
Expected volatility ,description	the expected volatility-100% and the AUD/USD exchange rate -0.7724.